Segment Information - Summary of Significant Information Relating to Company's Reportable Operating Segments (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
All other segments [member]
Disclosure of operating segments [line items]
Intersegment purchase of gold	$ 541	$ 582
Intersegment purchase of Silver	$ 27	$ 24
Penasquito [member]
Disclosure of operating segments [line items]
Percentage of silver production to be delivered to Silver Wheaton	25.00%
Silver cash payment per ounce	4.13	4.09
Excluding attributable amounts from associates and joint venture [member] | Pueblo Viejo [member]
Disclosure of operating segments [line items]
Revenues related to sale of gold ounces	$ 541	$ 582
Revenues related to sale of silver ounces	$ 27	$ 24